Cash flow (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Cash Flow [Abstract]
Schedule of cash flows from operating activities
Net cash generated from operating activities
Net cash generated from operating activities in the IFRS cash flows on page 27 includes the following items:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Profit for the period	4,035	1,938	6,846
Taxation on ordinary activities	1,268	1,123	2,478
Share of post-tax results of associates and joint ventures	(289)	(200)	(442)
Net finance costs	921	817	1,641
Profit from operations	5,935	3,678	10,523
Adjustments for:
– depreciation, amortisation and impairment costs	480	659	1,305
– increase in inventories	(357)	(437)	(246)
– (increase)/decrease in trade and other receivables	(425)	41	(42)
– decrease in Master Settlement Agreement payable	(897)	(859)	(145)
– increase/(decrease) in trade and other payables	347	(84)	3
– decrease in retirement benefit liabilities	(55)	(56)	(110)
– (decrease)/increase in other provisions for liabilities	(535)	399	643
– other non-cash items	29	989	606
Cash generated from operating activities	4,522	4,330	12,537
Dividends received from associates	202	171	394
Tax paid	(1,349)	(1,280)	(2,537)
Net cash generated from operating activities	3,375	3,221	10,394